Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2024
Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	For the years ended December 31,
	2022	2023	2024
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$718,049	$745,544	$704,633
Restricted cash – current portion	9,768	10,645	18,145
Restricted cash – non-current portion	83,741	69,015	55,158
Total cash, cash equivalents and restricted cash	$811,558	$825,204	$777,936

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2022	2023	2024
A (*)	13%	10%	9%
B (*)	18%	9%	6%
C (*)	8%	12%	9%
D (**)	-	2%	11%
E (**)	-	-	10%
Total	39%	33%	45%